UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09086
TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)
(Exact name of registrant as specified in charter)
31 West 52nd, New York, NY 10019
(Address of principal executive offices) (Zip code)

George O. Martinez, President, TD Asset Management USA Funds Inc., 100 Summer Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code:	212-827-7061

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

        File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS July 31, 2006 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—7.8%
$ 48,231,000	Aquinas Funding, LLC, due 11/1/06 (Credit: MBIA; Rabobank Nederland) (Note D)	5.46	$ 47,570,342
36,987,000	Aquinas Funding, LLC, due 11/30/06 (Credit: MBIA; Rabobank Nederland) (Note D)	5.34	36,340,549
62,000,000	Capital One Auto Finance Trust, Ser. 2005-D, Cl. A1, 5.48%, due 8/15/07 (GTY: MBIA)	5.48	62,000,000
80,000,000	CRC Funding, LLC, 5.14%, due 8/7/06 (Note D)	5.14	79,932,133
50,000,000	CRC Funding, LLC, 5.44%, due 10/23/06 (Note D)	5.44	49,382,111
106,247,000	LEAFs, LLC, 5.38%, due 8/21/06 (Credit: AIG Financial Products Corp.) (Notes A, D)	5.38	106,247,000
70,337,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 8/21/06 (Credit: Bank of America, N.A.) (Note D)	5.34	70,129,115
38,010,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 9/8/06 (Credit: Bank of America, N.A.) (Note D)	5.27	37,801,367
85,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 5.50%, due 8/28/06 (Notes A, D)	5.50	85,000,000
150,000,000	RACERS Trust, Ser. 2004-6-MM, 5.42%, due 8/22/06 (Credit: Lehman Brothers Holdings, Inc.) (Notes A, D)	5.42	150,000,000
20,397,448	UPFC Auto Receivables Trust 2006-A, Cl A-1 Notes, 5.25%, due 6/15/07 (GTY: MBIA)	5.25	20,397,448

			744,800,065

	BROKER/DEALER OBLIGATIONS—13.6%
200,000,000	Bear Stearns Cos., Inc., due 8/15/06	5.30	200,000,000
248,000,000	Goldman Sachs Group, Inc., 5.39%, due 8/15/06 (Notes A, D)	5.38	248,015,458
100,000,000	Merrill Lynch & Co., Inc., 5.35%, due 8/3/06 (Note A)	5.35	100,000,000
347,000,000	Merrill Lynch & Co., Inc., 5.60%, due 8/11/06 (Note A)	5.60	347,000,000
10,000,000	Merrill Lynch & Co., Inc., 5.35%, due 8/15/06 (Note A)	5.35	10,000,000
50,000,000	Morgan Stanley, 5.39%, due 8/1/06 (Note A)	5.33	50,020,812
21,575,000	Morgan Stanley, 5.37%, due 8/3/06 (Note A)	5.35	21,576,085
51,000,000	Morgan Stanley, 5.39%, due 8/4/06 (Note A)	5.39	51,000,000
254,000,000	Morgan Stanley, 5.40%, due 8/15/06 (Note A)	5.40	254,000,000
5,000,000	Morgan Stanley, 5.47%, due 8/28/06 (Note A)	5.47	5,000,000

			1,286,612,355

	EXTENDIBLE COMMERCIAL NOTES—2.3%
70,000,000	ASAP Funding Inc., due 8/3/06 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes D, E)	5.35	69,979,311
50,000,000	ASAP Funding Inc., due 8/9/06 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes D, E)	5.35	49,941,000
50,000,000	ASAP Funding Inc., due 10/3/06 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes D, E)	5.47	49,527,500
14,210,000	ASAP Funding Inc., due 10/3/06 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes D, E)	5.48	14,075,467
25,000,000	ASAP Funding Inc., due 10/5/06 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes D, E)	5.48	24,756,250
13,500,000	Mississippi (State of) GO, Capital Asset Program, Term Extendible Note Shelf (CAPTENS), 5.25%, due 8/1/06 (Note E)	5.25	13,500,000

			221,779,528

	FINANCE & INSURANCE OBLIGATIONS—8.5%
200,000,000	American Express Credit Corp., 5.43%, due 8/7/06 (Note A)	5.43	200,000,000
235,000,000	General Electric Capital Corp., 5.47%, due 8/17/06 (Note A)	5.44	235,115,178
5,050,000	Kokomo Grain Co., Inc., Ser. 2002-A, 5.38%, due 8/7/06 (LOC: General Electric Capital Corp.) (Notes A, C, D)	5.38	5,050,000
26,954,000	Meridian Funding Co., LLC, Extendible MTN, 5.55%, due 8/28/06 (GTY: MBIA) (Note A)	5.55	26,954,000
35,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 5.34%, due 8/17/06 (Note A)	5.30	35,005,465
100,000,000	Sigma Finance Inc., due 8/9/06	4.93	99,892,667
150,000,000	Sigma Finance Inc., due 3/8/07 (Note D)	5.00	150,000,000
50,000,000	Sigma Finance Inc., due 4/30/07	5.25	50,000,000

			802,017,310

	FUNDING AGREEMENTS—2.9%
275,000,000	Metropolitan Life Insurance Co., 5.64%, due 10/2/06 (Notes A, B)	5.64	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.5%
4,463,784	Amtrak Trust 93-A, Ser. A, 5.33% (GTY: General Electric Co.) (Note C)	5.33	4,463,784
17,114,228	Amtrak Trust 93-B, Ser. A, 5.33% (GTY: General Electric Co.) (Note C)	5.33	17,114,228
14,243,393	Amtrak Trust 93-B, Ser. B, 5.33% (GTY: General Electric Co.) (Note C)	5.33	14,243,393
10,000,000	Frontenac Properties, Inc., 5.35% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	5.35	10,000,000

			45,821,405

TD ASSET MANAGEMENT USA FUNDS INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS July 31, 2006 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	LOAN PARTICIPATIONS—4.5%
$ 50,000,000	Army and Air Force Exchange Service, 5.33%, due 8/8/06 (Note B)	5.33	$ 50,000,000
25,000,000	Army and Air Force Exchange Service, 5.16%, due 8/15/06 (Note B)	5.16	25,000,000
65,000,000	Army and Air Force Exchange Service, 5.20%, due 8/29/06 (Note B)	5.20	65,000,000
70,000,000	Army and Air Force Exchange Service, 5.44%, due 9/19/06 (Note B)	5.44	70,000,000
50,000,000	Army and Air Force Exchange Service, 5.44%, due 10/31/06 (Note B)	5.44	50,000,000
48,000,000	AXA Equitable Life Insurance Company, 5.41%, due 8/21/06 (Notes A, B)	5.41	48,000,000
44,000,000	California Institute of Technology, 5.32%, due 8/3/06	5.32	44,000,000
66,200,000	Cos-Mar Company, 5.48%, due 10/26/06 (GTY: General Electric Co.) (Note B)	5.48	66,200,000
4,000,000	Perseverance Associates LP, 5.32%, due 11/6/06 (GTY: Prudential Insurance Co. of America) (Note B)	5.32	4,000,000

			422,200,000

	TOTAL CORPORATE OBLIGATIONS—40.1%		3,798,230,663

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—2.5%
100,000,000	Irish Life & Permanent PLC, 5.12%, due 8/16/06 (Notes A, D)	5.12	99,789,583
50,000,000	Irish Life & Permanent PLC, 5.37%, due 9/20/06 (Notes A, D)	5.37	49,631,944
40,000,000	Irish Life & Permanent PLC, 5.44%, due 10/5/06 (Notes A, D)	5.44	39,612,167
50,000,000	Irish Life & Permanent PLC, 5.49%, due 12/20/06 (Notes A, D)	5.49	48,954,250

			237,987,944

	BANK NOTES—19.4%
63,500,000	Bank of America Corp., 5.76%, due 8/1/06 (Note A)	5.31	63,516,377
90,000,000	Bank of New York Co., Inc., 5.46%, due 8/29/06 (Note A)	5.46	90,000,000
260,000,000	Bayerische Landesbank GZ, 5.45%, due 8/24/06 (Note A)	5.45	260,000,000
10,000,000	Commonwealth Bank of Australia, 5.37%, due 8/24/06 (Note A)	5.37	10,000,000
150,000,000	Credit Agricole S.A., 5.48%, due 10/23/06 (Note A)	5.48	150,000,000
135,000,000	Irish Life & Permanent PLC, 5.41%, due 8/21/06 (Note A)	5.41	135,000,000
80,000,000	JPMorgan Chase & Co., 5.32%, due 8/2/06 (Note A)	5.32	80,000,000
125,000,000	National Australia Bank, 5.31%, 8/7/06 (Note A)	5.31	125,000,000
250,000,000	Royal Bank of Canada, 5.32%, due 8/1/06 (Note A)	5.32	250,000,000
69,000,000	Royal Bank of Canada, 5.38%, due 8/10/06 (Note A)	5.38	69,000,254
75,000,000	Societe Generale, 5.32%, due 8/2/06 (Note A)	5.32	75,000,000
61,600,000	Wells Fargo & Co., 5.40%, due 8/2/06 (Note A)	5.40	61,600,483
175,000,000	Wells Fargo & Co., 5.38%, due 8/15/06 (Note A)	5.38	175,000,000
185,000,000	WestLB AG, NY, 5.39%, due 8/10/06 (Note A)	5.39	185,000,000
20,000,000	Westpac Banking Corp., NY, 5.34%, due 8/16/06 (Note A)	5.34	20,000,000
95,000,000	Westpac Banking Corp., NY, 5.34%, due 9/11/06 (Note A)	5.33	95,007,388

			1,844,124,502

	DOMESTIC BANK SUPPORTED OBLIGATIONS—4.3%
4,540,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	4,540,000
4,065,000	Anacortes Class Assets, LLC, Ser. 2003A, 5.44% (LOC: Bank of America, N.A.) (Note C)	5.37	4,065,000
1,800,000	ASC Manufacturing, Ltd., Adj. Rate Tax. Secs., Ser. 2003, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	1,800,000
3,900,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 5.60% (LOC: Bank of New York, NY) (Note C)	5.52	3,900,000
6,620,000	B.F. Fort Meyers, Inc., B.F. South, Inc. U.B., Ltd. Adj. Rate Tax. Secs., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	6,620,000
5,335,000	Black Property Management, LLC, Adj. Rate Tax. Secs, Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	5,335,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax. Secs., Ser. 1999, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	1,035,000
16,715,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 5.45% (LOC: Wachovia Bank, N.A.) (Note C)	5.38	16,715,000
3,500,000	CEGW, Inc., Ser. 1999, 5.45% (LOC: PNC Bank, N.A.) (Note C)	5.38	3,500,000
4,965,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	4,965,000
2,000,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 5.39% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.39	2,000,000
13,505,000	Corp. Fin. Managers, Inc., Intergrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 5.39% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.32	13,505,000
12,290,000	Country Class Assets, LLC Tax., Ser. 2004A, 5.44% (LOC: Bank of America, N.A.) (Note C)	5.37	12,290,000

TD ASSET MANAGEMENT USA FUNDS INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS July 31, 2006 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	DOMESTIC BANK SUPPORTED OBLIGATIONS (continued)
$ 6,400,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005A, 5.40% (LOC: Comerica Bank) (Note C)	5.33	$ 6,400,000
1,500,000	D & I Properties, LLC, Tax. Adj. Rate Demand Bonds, Ser. 2004, 5.36% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.29	1,500,000
3,140,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 5.40%
	(LOC: Fifth Third Bank) (Note C)	5.33	3,140,000
5,300,000	DAPSCO, Inc., Tax., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	5,300,000
3,680,000	Dayton Freight Lines, Inc., Ser. 2001, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	3,680,000
1,100,000	DBH Associates - Ohio LP, Adj. Rate Tax. Secs., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	1,100,000
24,025,000	Dominican Sisters, St. Mary's of the Springs, Tax., Ser. 2000, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	24,025,000
5,265,000	EXAL Corp., Ser. 2001, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	5,265,000
700,000	EXAL Corp., Ser. 2003, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	700,000
4,000,000	Galloway Co., Tax., Ser. 2003, 5.50% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.42	4,000,000
4,225,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	4,225,000
2,505,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	2,505,000
1,452,000	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	1,452,000
1,600,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	1,600,000
4,000,000	JJB Properties, LLC, Tax. Adj. Rate Rental Property Bonds, Ser. 2006, 5.40% (LOC: FHLB Dallas) (Note C)	5.33	4,000,000
3,270,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	3,270,000
3,456,000	Kern Water Bank Authority, Tax. Adj. Rate. Demand Rev. Bonds, Ser. 2003B, 5.39% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.32	3,456,000
1,000,000	Lauren Co., LLC, Tax. Adj. Rate Demand Bonds, Ser. 2003, 5.39% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.32	1,000,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 5.35% (LOC: Wachovia Bank, N.A.) (Note C)	5.35	55,000,000
600,000	M & M Drying, Ltd. & Minerva Real Estate, LLC, Var. Tax. Demand Bonds, Ser. 2003, 5.44% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.37	600,000
6,800,000	Mikrotec CATV, LLC, Adj. Rate Tax. Secs., Ser. 2005, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	6,800,000
2,000,000	New Lexington Clinic, P.S.C., Adj. Rate Tax. Secs., Ser. 2003, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	2,000,000
5,045,000	New Plaza Management, LLC, Adj. Rate Tax. Demand Notes, Ser. 2003, 5.40% (LOC: U.S. Bank, N.A.) (Note C)	5.33	5,045,000
5,000,000	North Fountain View Development Co., LLC, Adj Rate Tax. Secs., Ser. 2005, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	5,000,000
5,000,000	Ohio Venture Capital Funding LLC, Adj. Rate Tax. Secs., 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	5,000,000
1,395,000	PCP Investors, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 5.39% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.32	1,395,000
11,685,000	Pitney Roads Partners, LLC, Tax., Ser. 2003A, 5.38% (LOC: Bank of America, N.A.) (Note C)	5.38	11,685,000
60,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 9/6/06 (LIQ: JPMorgan Chase Bank, N.A.)	5.43	59,677,200
3,400,000	Quadra, Inc. and S.L.J.B., LLC, Tax. Adj. Rate Notes, Ser. 2003, 5.44% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.37	3,400,000
8,035,000	Riddle Memorial Hospital Health Care Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 5.40% (LOC: PNC Bank, N.A.) (Notes C, D)	5.33	8,035,000
6,100,000	R.M.D Corp., Tax., Ser. 2001, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	6,100,000
1,000,000	R.M.D Corp., Adj. Rate Tax. Secs., Ser. 2003, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	1,000,000
2,590,000	Rockwall Dirt Co., LTD, (Floating Rate Option Notes) Tax., 5.50% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.42	2,590,000
4,800,000	R.W. Sidley, Inc., Adj. Rate Tax. Secs., Ser. 2005, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	4,800,000
5,000,000	Salvation Army Tax. Rev. Bonds, Ser. 2005A, 5.50% (LOC: Bank of New York)	5.50	5,000,000
2,100,000	Savannah College of Art & Design, Inc. (The), Tax. Adj. Rev. Bonds, Ser. 2004, 5.40% (LOC: Bank of America, N.A.) (Note C)	5.33	2,100,000
5,180,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	5,180,000
2,700,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	2,700,000
4,670,000	Sound Class Assets, LLC, Ser. 2003A, 5.44% (LOC: Bank of America, N.A.) (Note C)	5.37	4,670,000
3,875,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 5.38% (LOC: PNC Bank, N.A.) (Note C)	5.31	3,875,000
5,000,000	Smith of Georgia, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	5,000,000
3,000,000	The Scranton Times, LP, Ser. 1997, 5.33% (LOC: PNC Bank, N.A.) (Note C)	5.33	3,000,000
5,000,000	Towne Care Center, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	5,000,000
9,800,000	Triad Group, Inc., Ser. 1997, 5.45% (LOC: Wachovia Bank, N.A.) (Note C)	5.38	9,800,000
12,550,000	Turfway Park, LLC, Tax., Ser. 2001, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	12,550,000
3,100,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	3,100,000
2,030,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	2,030,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2005, 5.39% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.32	1,500,000
2,000,000	Willow Interests, LLC, Et Al., Adj. Rate Tax. Secs., Ser. 2005, 5.33% (LOC: Fifth Third Bank) (Note C)	5.33	2,000,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax., Rev. Bonds, Ser. 2003, 5.34% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.27	3,000,000
2,800,000	Yuengling Beer Co., Inc., Ser. 1999A, 5.38% (LOC: PNC Bank, N.A.) (Notes C, D)	5.31	2,800,000

			408,320,200

TD ASSET MANAGEMENT USA FUNDS INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS July 31, 2006 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—13.6%
$ 25,000,000	American Express Bank, FSB, 5.12%, due 8/14/06	5.33	$ 24,997,833
19,500,000	Barclays Bank PLC, 5.14%, due 8/18/06	5.18	19,499,635
100,000,000	Barclays Bank PLC, 5.19%, due 8/25/06	5.19	100,000,329
25,000,000	Calyon, 4.95%, due 8/22/06	5.35	24,992,305
372,000,000	Canadian Imperial Bank of Commerce, 5.45%, due 8/15/06 (Note A)	5.45	372,000,000
25,000,000	Citibank, N.A., 5.17%, due 8/24/06	5.17	24,996,774
100,000,000	Credit Suisse, 5.29%, due 4/26/07	5.29	100,000,000
100,000,000	Credit Suisse, 5.38%, due 6/7/07	5.38	100,000,000
125,000,000	Deutsche Bank AG, 4.11%, due 8/25/06	4.17	124,994,795
95,000,000	Rabobank Nederland, 5.44%, due 10/5/06	5.42	95,003,384
100,000,000	Royal Bank of Canada, 5.68%, due 7/3/07	5.68	100,003,309
200,000,000	Societe Generale, 5.09%, due 8/7/06	5.30	199,990,911

			1,286,479,275

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—4.5%
200,000,000	Barclays Bank PLC, 5.37%, due 6/6/07	5.37	200,008,140
50,000,000	BNP Paribas, 5.19%, due 3/30/07	5.19	50,001,590
100,000,000	Deutsche Bank AG, 5.06%, due 9/29/06	5.06	100,000,000
75,000,000	Societe Generale, 4.25%, due 9/6/06	4.72	74,960,764

			424,970,494

	FOREIGN BANK SUPPORTED OBLIGATIONS—5.6%
237,000,000	HBOS Treasury Services PLC, 5.26%, due 8/21/06 (GTY: Bank of Scotland) (Note A)	5.26	237,000,287
75,000,000	HBOS Treasury Services PLC, 5.53%, due 9/25/06 (GTY: Bank of Scotland) (Note A)	5.53	75,000,000
50,000,000	HBOS Treasury Services PLC, 5.40%, due 8/1/06 (GTY: Bank of Scotland) (Note A)	5.40	50,000,000
66,000,000	HBOS Treasury Services PLC, due 10/10/06 (GTY: Bank of Scotland) (Note D)	5.46	65,309,567
100,000,000	Santander Central Hispano Finance (Delaware) Inc., due 8/16/06 (GTY: Banco Santader Central Hispano, S.A.)	5.13	99,789,167

			527,099,021

	TOTAL BANK OBLIGATIONS—49.9%		4,728,981,436

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	CA Infrastructure & Economic Development Bank, Tax. Adj. Rate Demand (Surtec, Inc. Proj.), Ser. 2003B, 5.50%, (LOC: Comerica Bank) (Note C)	5.42	1,800,000
35,000,000	CA PCFA Environ. Improv. Rev. Bonds (ARCO Proj.) Tax., Ser. 1997, 5.31%, due 8/2/06 (GTY: BP Amoco PLC)	5.31	35,000,000
25,000,000	CA PCFA Environ. Improv. Rev. Bonds (Browning-Ferris Project) Tax., Ser. 1997, 5.40%, due 9/6/06 (GTY: JPMorgan Chase Bank, N.A.)	5.40	25,000,000
25,000,000	Catholic Univ. of America, Tax. Ser. 2004, 5.46% (SBPA: Wachovia Bank, N.A.) (Note C)	5.39	25,000,000
1,695,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev. Bonds, Ser. 2003B (High Country Container, Inc. Proj.), 5.48%
	(LOC: Bank One, N.A.) (Note C)	5.48	1,695,000
730,000	Fla. HFC Housing Rev. Bonds (Valencia Village Apartments), Tax., Ser. 1999 G-2, 5.42% (Credit: FNMA) (Note C)	5.35	730,000
1,050,000	Fla. HFC Housing Rev. Bonds (Waterforde Point Apartments), Tax., Ser. 2000 E-2, 5.43% (Credit: FNMA) (Note C)	5.36	1,050,000
3,075,000	Florence, KY Industrial Building Rev., Ser. 2005A, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	3,075,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005B, 5.40% (LOC: Fifth Third Bank) (Note C)	5.33	5,000,000
5,990,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.), 5.35%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.28	5,990,000
21,400,000	Ill. Dev. Auth. Rev. Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 5.45% (LOC: Northern Trust Company) (Note C)	5.38	21,400,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 5.31% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.31	22,100,000
20,020,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 5.31% (Credit: MBIA; Bank of America, N.A.) (Note C)	5.31	20,020,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-I, 5.31% (Credit: MBIA; Bank One, N.A.) (Note C)	5.31	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-II, 5.31% (Credit: MBIA; Bank One, N.A.) (Note C)	5.31	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 5.31% (Credit: MBIA; Bank One, N.A.) (Note C)	5.31	15,200,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 7.43% (LOC: Bank of America, N.A.) (Note C)	7.43	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 5.37% (Credit: FGIC; Bank of America, N.A.) (Note C)	5.30	18,500,000
17,950,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998, 5.40% (LOC: Wachovia Bank, N.A.) (Note C)	5.33	17,950,000
4,500,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005, 5.40% (LOC: Wachovia Bank, N.A.) (Note C)	5.33	4,500,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 5.40% (LOC: Bank of America, N.A.) (Note C)	5.33	9,400,000
24,300,000	Miss. (State of) Tax., GO (Nissan N.A. Proj.), Ser. 2003A, 5.35% (SBPA: Bank of America, N.A.) (Note C)	5.28	24,300,000

TD ASSET MANAGEMENT USA FUNDS INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS July 31, 2006 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	TAXABLE MUNICIPAL OBLIGATIONS (continued)
$ 8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 5.50% (LOC: Bank of America, N.A.) (Note C)	5.42	$ 8,340,000
24,160,000	NYC HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), Ser. 2002A, 5.30% (LOC: Bayerische Landesbank GZ) (Note C)	5.30	24,160,000
300,000	PA Econ. DFA Tax. Dev. Rev. Bonds, 2005 Ser. B3, 5.32% (LOC: PNC Bank, N.A.) (Note C)	5.25	300,000
3,680,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser. 1999, 5.60% (LOC: Bank of New York) (Note C)	5.52	3,680,000
21,000,000	St. Joseph County, Indiana - Ext. Tax. Municipal CP Notes (University of Notre Dame du Lac), 5.31%, due 8/10/06	5.31	21,000,000
27,685,000	State of Texas, Veterans' Land Refunding Bonds Tax., GO, Ser. 2002, 5.30% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	5.30	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding Bonds, Ser. 2002C, 5.38%
	(Credit: FSA; Dexia Credit Local, S.A.) (Note C)	5.38	7,700,000
78,700,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 8/16/06 (LOC: Landesbank Hessen-Thueringen GZ)	5.16	78,533,090
1,900,000	Westmoreland Cty. IDA PA, Tax. Adj. Rate Demand Rev. Bonds (Excela Health Proj.), Ser. 2005D, 5.35% (LOC: Wachovia Bank N.A.) (Note C)	5.28	1,900,000

	TAXABLE MUNICIPAL OBLIGATIONS—4.9%		463,808,090

	REPURCHASE AGREEMENT—6.9%
649,725,000	Bank of America Securities LLC
	•5.28% dated 7/31/06, due 8/1/06 in the amount of $649,820,293
	•fully collaterized by various U.S. Government obligations, coupon 5.000%,
	maturity range 08/01/33-08/01/35, value $662,719,500.	5.28	649,725,000

	TOTAL INVESTMENTS (Cost $9,640,745,189) † —101.8%		9,640,745,189

LIABILITIES IN EXCESS OF OTHER ASSETS AND LIABILITIES, NET—(1.8)%	(166,530,370)

NET ASSETS—100.0%
$9,474,214,819

TD ASSET MANAGEMENT USA FUNDS INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS July 31, 2006 (unaudited)

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2006. Dates shown represent the next interest reset date.

(B)
These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On July 31, 2006, the aggregate market value of these securities, valued at amortized cost is $653,200,000 representing 6.9% of net assets.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2006, these securities amounted to $1,587,880,114 or 16.8% of net assets. These securities have been deemed liquid by the Investment Adviser pursuant to procedures adopted by the Board of Directors.

(E)	Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

CP	Commercial Paper
DFA	Developmental Finance Authority
FGIC	Federal Guaranty Insurance Company
FHLB	Federal Guaranty Insurance Company
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MTN	Medium Term Note
PCFA	Pollution Control Finance Authority
SBPA	Standby Bond Purchase Agreement

  For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

PRINCIPAL	ANNUALIZED
AMOUNT	YIELD (%)	VALUE

	FANNIE MAE—20.2%
$ 21,225,123	Mortgage-backed Discount Notes, due 8/1/06	5.07	$ 21,225,123
86,539,896	Mortgage-backed Discount Notes, due 8/1/06	5.01	86,539,896
17,500,000	Mortgage-backed Discount Notes, due 9/1/06	4.66	17,432,188
74,896,723	Mortgage-backed Discount Notes, due 10/2/06	5.42	74,206,633
35,029,000	Mortgage-backed Discount Notes, due 10/3/06	5.44	34,699,815
50,000,000	Mortgage-backed Discount Notes, due 11/1/06	5.42	49,316,389
45,000,000	Mortgage-backed Discount Notes, due 4/2/07	5.60	43,360,625
1,500,000	Notes, 3.00%, due 9/14/06 (Note C)	4.71	1,496,910
11,000,000	Notes, 5.32%, due 9/22/06 (Note A)	5.32	10,998,200
15,000,000	Notes, 5.59%, due 4/2/07	5.59	14,875,453

			354,151,232

	FEDERAL HOME LOAN BANK—4.9%
3,000,000	Notes, 4.885%, due 10/27/06 (Note C)	4.92	2,982,532
35,860,000	Notes, 4.60%, due 10/27/06 (Note C)	4.60	35,860,000
15,125,000	Notes, 4.35%, due 10/30/06 (Note C)	4.47	15,120,475
25,000,000	Notes, 4.89%, due 3/5/07 (Note C)	5.00	24,988,230
6,000,000	Notes, 2.40%, due 3/30/07 (Note C)	5.26	5,890,676

			84,841,913

	FEDERAL HOME LOAN MORTGAGE CORP.—5.0%
7,000,000	Notes, 5.36%, due 9/27/06 (Note A)	5.36	6,998,812
75,000,000	Notes, 5.39%, due 10/6/06 (Note A)	5.39	74,970,563
6,000,000	Notes, 4.95%, due 11/22/06 (Note C)	4.95	5,980,132

			87,949,507

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—28.4%
59,944,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 9/18/06	5.35	59,521,994
100,000,000	Army and Air Force Exchange Service, due 8/1/06	5.28	100,000,000
30,000,000	Army and Air Force Exchange Service, due 8/15/06 (Note B)	5.16	30,000,000
10,000,000	Army and Air Force Exchange Service, due 8/29/06 (Note B)	5.20	10,000,000
50,000,000	Army and Air Force Exchange Service, due 9/19/06 (Note B)	5.44	50,000,000
75,000,000	Army and Air Force Exchange Service, due 10/25/06 (Note B)	5.20	75,000,000
65,433,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 9/18/06	5.35	64,972,352
45,980,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 9/18/06	5.35	45,656,300
19,808,826	Overseas Private Investment Corp. (OPIC) COP, Ser. 1995-197, 5.28%, due 8/2/06 (Note A)	5.28	19,808,826
42,755,875	U.S. Gov't Gtd. Ship Financing Notes - Ser. 2002-2 Notes (Totem Ocean Trailer Express, Inc.), 5.44%, due 8/21/06 (Note A)	5.44	42,752,141

			497,711,613

	REPURCHASE AGREEMENTS—44.4%
313,236,000	Bank of America Securities LLC
	• 5.28% dated 7/31/06, due 8/1/06 in the amount of $313,281,941
	• fully collateralized by a U.S. Government obligation, coupon 5.00%,
	maturity 7/1/35, value $319,500,720	5.28	313,236,000
125,000,000	Bank of America Securities LLC
	• 5.27% dated 7/31/06, due 8/1/06 in the amount of $125,018,299
	• fully collateralized by various U.S. Government obligations, coupon range 4.00%-6.50%,
	maturity range 3/1/17-3/1/35, value $127,500,000	5.27	125,000,000
340,000,000	Morgan Stanley & Co., Inc.
	• 5.27% dated 7/31/06, due 8/1/06 in the amount of $340,049,772
	• fully collateralized by various U.S. Government obligations, coupon range 4.50%-6.50%,
	maturity range 6/1/17-10/01/35, value $346,800,001	5.27	340,000,000

			778,236,000

	TOTAL INVESTMENTS (Cost $1,802,890,265)†—102.9%		1,802,890,265

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.9)%		(50,093,742)

	NET ASSETS—100.0%		$1,752,796,523

TD ASSET MANAGEMENT USA FUNDS INC.
U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2006. Dates shown represent the next interest reset date.

(B)
These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On July 31, 2006, the aggregate market value of these securities, valued at amortized cost, was $165,000,000 representing 9.4% of net assets.

(C)	Security may be called at issuer's option prior to maturity date.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

COP	Certificate of Participation

  For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:

	ALABAMA—2.5%
$ 2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 3.73% (LOC: Bank of America, N.A.) (Note A)	3.73	$ 2,955,000
1,600,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.), Ser. 2001, 3.72% (Note A)	3.72	1,600,000
2,800,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.), Ser. 1998, 3.76% (LOC: Citibank, N.A.) (Note A)	3.76	2,800,000
1,675,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.), 3.70% (LOC: Regions Bank) (Note A)	3.70	1,675,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.), 3.72% (LOC: U.S. Bank, N.A.) (Note A)	3.72	4,650,000

			13,680,000

	ARKANSAS—0.3%
1,640,000	DFA Rev. Bonds (Conestoga Wood Proj.) 3.76% (LOC: Wachovia Bank, N.A.) (Note A)	3.76	1,640,000

	CALIFORNIA—1.7%
12,789,181	FHLMC MFC Rev. Bonds, Ser. M001, 3.74% (LIQ: FHLMC) (Notes A, B)	3.74	12,789,181

	COLORADO—1.9%
5,000,000	Denver City & County Airport Rev. Bonds, 3.75% (LIQ: Bank of New York) (Notes A, B)	3.75	5,000,000
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.), Ser. A, 3.85% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.85	1,000,000

			6,000,000

	DISTRICT OF COLUMBIA—2.2%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.), Ser. 1995A, 3.74% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	3.74	12,000,000
20,000	HFA Rev. Bonds, Ser. D, 3.75% (LIQ: Lehman Brothers Holding Inc.) (Notes A, B)	3.75	20,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 3.69% (LIQ: Citibank, N.A.) (Notes A, B)	3.69	4,000,000

			16,020,000

	FLORIDA—8.4%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 3.69% (LOC: FNMA) (Note A)	3.69	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 3.69% (LOC: FNMA) (Note A)	3.69	2,500,000
34,649,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 3.36%, due 8/3/06 (LOC: BNP Paribas; Dexia Credit Local)	3.36	34,649,000
7,800,000	Miami-Dade Cty. IDA Rev. Bond, 3.71% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.71	7,800,000
10,000,000	St. Petersburg Health Facs. Rev. Bonds, 3.65% (LOC: Bank of America, N.A.) (Note A)	3.65	10,000,000

			61,974,000

	GEORGIA—6.1%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 3.76% (LOC: Wachovia Bank, N.A.) (Note A)	3.76	1,400,000
10,000,000	Metropolitan Atlanta Rapid Transit Auth. Rev. Bonds, Ser. B, 3.63%, due 11/3/06 (LOC: Dexia Credit Local)	3.63	10,000,000
11,900,000	Municipal Elec. Auth. Rev. Bonds, Ser. A, 3.60%, due 8/1/06 (LOC: Bayerische Landesbank GZ; Bank of America, N.A.; WestLB AG)	3.60	11,900,000
20,000,000	Municipal Elec. Auth. Rev. Bonds, Ser. A, 3.60%, due 8/1/06 (LOC: JPMorgan Chase Bank, N.A.)	3.60	20,000,000
1,150,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.), Ser. 1998, 3.68% (LOC: Bank of America, N.A.) (Note A)	3.68	1,150,000

			44,450,000

	ILLINOIS—6.9%
4,960,000	Chicago Enterprise Zone Rev. Bonds, 3.70% (LOC: Harris Trust and Savings Bank) (Note A)	3.70	4,960,000
4,440,000	Chicago Water Rev. Bonds (MERLOT) 3.37%, put 1/18/07 (LIQ: Wachovia Bank, N.A.) (Note B)	3.37	4,440,000
400,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 3.73% (LOC: LaSalle Bank, N.A.) (Note A)	3.73	400,000
400,000	DFA Rev. Bonds (Profile Plastics Proj.) 3.80% (LOC: LaSalle Bank, N.A.) (Note A)	3.80	400,000
10,995,000	Dupage & Cook Ctys., GO Bonds (MUNITOPS), 3.69% (LIQ: ABN-Amro Bank) (Notes A, B)	3.69	10,995,000
14,000,000	Fin. Auth. Rev. Bonds (North Park Univ. Proj.) 3.68% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.68	14,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 3.70% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.70	2,100,000
725,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 3.80% (LOC: LaSalle Bank, N.A.) (Note A)	3.80	725,000
1,165,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 3.80% (LOC: LaSalle Bank, N.A.) (Note A)	3.80	1,165,000
1,450,000	Lemont Env. Facs. Rev. Bonds (Citgo Petroleum Corp. Proj.) 3.72% (LOC: Bank of New York) (Note A)	3.72	1,450,000
2,490,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 3.73% (LOC: LaSalle Bank, N.A.) (Note A)	3.73	2,490,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.88% (LOC: LaSalle Bank, N.A.) (Note A)	3.88	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 3.78% (LOC: PNC Bank, N.A.) (Note A)	3.78	5,000,000
1,700,000	Richmond IDRB (Maclean Fogg Co. Proj.) 3.70% (LOC: Bank of America, N.A.) (Note A)	3.70	1,700,000
350,000	Will & Kankakee Ctys. Community School District GO Notes, 3.30%, due 11/1/06 (Insured: FSA)	3.30	350,000
1,000,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical), Ser. 2000, 3.72% (Note A)	3.72	1,000,000
1,100,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical), Ser. 2003, 3.72% (Note A)	3.72	1,100,000

			55,905,000

	INDIANA—4.6%
24,000,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 3.62%, due 8/2/06 (LOC: Landesbank Hessen-Theuringen GZ)	3.62	24,000,000
300,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 3.77% (LOC: US Bank, N.A.) (Note A)	3.77	300,000
2,760,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 3.80% (LOC: LaSalle Bank, N.A.) (Note A)	3.80	2,760,000
5,500,000	Hsg. & Community Dev. Auth. Rev. Notes, 3.50%, due 12/14/06 (GIC: AIG)	3.50	5,500,000
1,150,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 3.83% (LOC: Bank One, N.A.) (Note A)	3.83	1,150,000

			33,710,000

	IOWA—0.2%
1,650,000	Dubuque (Jeld-Wen Inc. Proj.), Ser. 1988, 3.80% (LOC: LaSalle Bank, N.A.) (Note A)	3.80	1,650,000

	KANSAS—0.3%
1,765,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 3.74% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.74	1,765,000

TD ASSET MANAGEMENT USA FUNDS INC.
MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

PRINCIPAL	ANNUALIZED
AMOUNT	YIELD (%)	VALUE

	KENTUCKY—2.4%
$ 320,000	Cynthiana IDRB (Bullard Co. Proj.) 3.73% (LOC: Bank One, N.A.) (Note A)	3.73	$ 320,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 3.72% (LOC: SunTrust Bank) (Note A)	3.72	4,700,000

			5,020,000

	LOUISIANA—5.9%
2,900,000	Calcasieu Parish IDA Bonds (Citgo Petroleum) 3.72% (LOC: BNP Paribas) (Note A)	3.72	2,900,000
15,405,000	Jefferson Parish Hospital Rev. Bonds (Putter #522) 3.70% (LOC: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.70	15,405,000
19,925,000	New Orleans Sales Tax Rev. Bonds, 3.75% (LIQ: Lehman Brothers Holdings Inc.) (Notes A, B)	3.75	19,925,000
2,500,000	Placquemines Parish Env. Rev. Bonds (BP Exploration & Oil) 3.72% (Note A)	3.72	2,500,000

			40,730,000

	MAINE—1.9%
1,065,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 3.74% (LOC: SunTrust Bank) (Note A)	3.74	1,065,000
8,000,000	Hsg. Auth. Rev. Bonds, Ser. C, 3.50%, put 3/15/07	3.50	8,000,000
5,000,000	Hsg. Auth. Rev. Bonds, Ser. F, 3.37%, put 11/15/06	3.37	5,000,000

			14,065,000

	MARYLAND—1.1%
3,000,000	CDA Rev. Bonds, 3.20%, put 11/24/06	3.20	3,000,000
5,000,000	CDA Rev. Bonds, 3.40%, put 3/7/07	3.40	5,000,000

			8,000,000

	MASSACHUSETTS—4.7%
2,405,000	IDRB (Frequency & Time Sys.) 3.75% (LOC: Wells Fargo) (Note A)	3.75	2,405,000
20,000,000	Port Auth. Rev. CP Notes, 3.29%, due 8/4/06 (LOC: WestLB AG)	3.29	20,000,000
1,400,000	Revere GO BANS, 4.00%, due 8/26/06	3.28	1,400,646

			23,805,646

	MICHIGAN—1.5%
8,300,000	HDA Rev. Bonds, 3.72% (LOC: FHLB) (Note A)	3.72	8,300,000
6,835,000	HDA Rev. Bonds (Roaring Forks Municipal Products) 3.77% (LIQ: Bank of New York) (Notes A, B)	3.77	6,835,000
1,615,000	Lowell IDRB (Litehouse Proj.) 3.81% (LOC: Fifth Third Bank) (Note A)	3.81	1,615,000
960,000	Strategic Fund PCR (Jo-Mar Family/Troy Tube & Mfg. Proj.) 3.73% (LOC: Fifth Third Bank) (Note A)	3.73	960,000

			17,710,000

	MINNESOTA—2.9%
3,000,000	Eden Prairie MFH Rev. Bonds, 3.74% (LOC: LaSalle Bank, N.A.) (Note A)	3.74	3,000,000
7,000,000	HFA Rev. Bonds, 3.30%, put 12/4/06 (Insured: MBIA)	3.30	7,000,000
6,768,000	Minneapolis & St. Paul CP Notes, 3.51%, due 8/3/06 (LOC: WestLB AG)	3.51	6,768,000
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 3.74% (LOC: LaSalle Bank, N.A.) (Note A)	3.74	5,000,000

			21,768,000

	MISSISSIPPI—0.1%
400,000	Business Fin. Corp. IDRB (Lehman- Roberts Co.Proj.), Ser. A, 3.73% (LOC: Bank of America, N.A.) (Note A)	3.73	400,000

	MISSOURI—0.1%
900,000	IDRB (Filtration Group Inc.) 3.78% (LOC: LaSalle Bank, N.A.) (Note A)	3.78	900,000

	NEBRASKA—0.2%
4,500,000	Lancaster Cty. Hosp. Auth. Rev. Bonds (Immanuel Health) 3.67% (LOC: Allied Irish Bank) (Note A)	3.67	4,500,000

	NEW JERSEY—1.9%
14,100,000	Hudson Cty. Imp. Auth. Rev. Bonds, 3.57% (LOC: Bank of New York) (Note A)	3.57	14,100,000

	NEW MEXICO—1.7%
600,000	Albuquerque IDRB (CVI Laser Corp. Proj.), Ser. 1998, 3.73% (LOC: Bank of America, N.A.) (Note A)	3.73	600,000
9,200,000	Regional Hsg. Rev. Bonds, 3.40%, put 10/1/06 (GIC: Royal Bank of Canada)	3.40	9,200,000

			9,800,000

	OHIO—2.1%
1,600,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.), Ser. 1999, 3.69% (Note A)	3.69	1,600,000

	OKLAHOMA—0.4%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 3.76% (LOC: Bank of America, N.A.) (Note A)	3.76	2,850,000

	OREGON—0.2%
1,740,000	EDR Bonds (Antelope Acquisition Proj.) 3.84% (LOC: US Bank, N.A.) (Note A)	3.84	1,740,000

	PENNSYLVANIA—6.4%
1,500,000	Allentown IDA Rev. Bonds (Dioceses of Allentown) 3.68% (LOC: Wachovia Bank, N.A.) (Note A)	3.68	1,500,000
13,000,000	Higher Educ. Rev. Bonds, Ser. 1994A, 3.70% (LIQ: WestLB AG) (Note A)	3.70	13,000,000
1,300,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 3.81% (LOC: Wachovia Bank, N.A.) (Note A)	3.81	1,300,000
29,548,000	Venango IDA Bonds (Scrubgrass Proj.), Ser. A, 3.59% due 9/6/06 (LOC: Dexia Credit Local)	3.59	29,548,000

			45,348,000

TD ASSET MANAGEMENT USA FUNDS INC.
MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

PRINCIPAL	ANNUALIZED
AMOUNT	YIELD (%)	VALUE

	SOUTH CAROLINA—3.2%
$ 1,100,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 97, 3.72% (LOC: UBS AG) (Note A)	3.72	$ 1,100,000
3,700,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 98, 3.72% (LOC: Deutsche Bank) (Note A)	3.72	3,700,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.), Ser. 97, 3.76% (LOC: Wachovia Bank, N.A.) (Note A)	3.76	4,000,000
1,125,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.), Ser. 2006, 3.78% (LOC: PNC Bank, N.A.) (Note A)	3.78	1,125,000
1,200,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 3.76% (LOC: Wachovia Bank, N.A.) (Note A)	3.76	1,200,000
2,295,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.), Ser. 1999B, 3.78% (LOC: PNC Bank, N.A.) (Note A)	3.78	2,295,000
1,920,000	Jobs EDA Rev. Bonds (Zeuna Starker Proj.), Ser. 1993, 3.71% (LOC: Bank of America, N.A.) (Note A)	3.71	1,920,000

			15,340,000

	TENNESSEE—1.5%
1,400,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 3.77% (LOC: Bank of America, N.A.) (Note A)	3.77	1,400,000
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (ABN-AMRO Munitops), Ser. 1999-1, 3.67% (LIQ: ABN-AMRO Bank, N.V.) (Notes A, B)	3.67	10,000,000

			11,400,000

	TEXAS—7.9%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 3.70% (LIQ: FNMA) (Note A)	3.70	6,000,000
5,575,000	Gulf Coast IDA Rev. Bonds (BP Global Power Corp. Proj.) 3.72% (Note A)	3.72	5,575,000
800,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.), Ser. 1995, 3.72% (Note A)	3.72	800,000
1,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.), Ser. 2003, 3.72% (Note A)	3.72	1,000,000
10,000,000	Harris Cty. GO TANS, 4.50%, due 2/28/07	3.50	10,056,349
12,800,000	Harris Cty. HFC Rev. Bonds, 3.75% (LIQ: Lehman Brothers Holding Inc.) (Notes A, B)	3.75	12,800,000
3,800,000	Houston Hotel Occupancy CP Notes, 3.34% due 9/6/06 (LOC: Bank of New York)	3.34	3,800,000
7,058,000	Mansfield ISD GO Bonds (Roaring Forks Municipal Prods.) 3.71% (LIQ: Bank of New York) (Notes A, B)	3.71	7,058,000
14,825,000	Northside ISD GO Bonds (MUNITOPS 2006-23) 3.69% (LIQ: ABN-Amro Bank) (Notes A, B)	3.69	14,825,000
1,700,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 3.73% (LOC: Bank of America, N.A.) (Note A)	3.73	1,700,000
3,865,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 3.69% (LOC: Bank One, N.A.) (Note A)	3.69	3,865,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.), Ser. 1998, 3.73% (LOC: Bank of America, N.A.) (Note A)	3.73	2,000,000
25,000,000	GO TRANS, 4.50%, due 8/31/06	3.45	25,019,071
460,000	Waxahachie GO Bonds, 6.85%, due 8/1/06 (Insured: FGIC)	3.45	460,000

			94,958,420

	UTAH—3.2%
24,000,000	Board of Regents Student Loan Rev. Bonds, 3.70% (LOC: DEPFA Bank) (Note A)	3.70	24,000,000
4,260,000	Intermountain Power Agency Rev. Bonds, 3.60%, put 12/1/06 (LIQ: Morgan Stanley Bank)	3.60	4,260,000

			28,260,000

	VARIOUS STATES—4.3%
22,910,768	FHLMC MFC Rev. Bonds, Ser. M002, 3.78% (LIQ: FHLMC) (Notes A, B)	3.78	22,910,768
10,773,239	FHLMC MFC Rev. Bonds, Ser. M008, 3.78% (LIQ: FHLMC) (Notes A, B)	3.78	10,773,239

			33,684,007

	VIRGINIA—1.1%
8,000,000	Chesapeake GO Bonds (Eagle Trust), Ser. 98-4601, 3.69% (LIQ: Citigroup, N.A.) (Notes A, B)	3.69	8,000,000

	WASHINGTON—8.5%
900,000	EDA Rev. Bonds (Seadrunar Proj.) 3.69% (LOC: US Bank, N.A.) (Note A)	3.69	900,000
9,320,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 3.70% (LOC: FNMA) (Note A)	3.70	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 3.70% (LOC: FNMA) (Note A)	3.70	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 3.72% (LOC: FNMA) (Note A)	3.72	6,365,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 3.70% (LOC: Bank of America, N.A.) (Note A)	3.70	1,700,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.), Ser. A, 3.73% (LOC: FNMA) (Note A)	3.73	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.), Ser. A, 3.75% (LOC: US Bank, N.A.) (Note A)	3.75	2,250,000
2,000,000	HFC Rev. Bonds (Twin Ponds Proj.) 3.70% (LOC: US Bank, N.A.) (Note A)	3.70	2,000,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.), Ser. A, 3.70% (LOC: FNMA) (Note A)	3.70	4,620,000
1,500,000	Kitsap Cty. IDA Rev. Bonds, 3.75% (LOC: Wells Fargo Bank) (Note A)	3.75	1,500,000
1,000,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 3.75% (LOC: US Bank, N.A.) (Note A)	3.75	1,000,000
4,435,000	Port Bellingham IDRB (BP West Coast Products), Ser. 2000, 3.72% (Note A)	3.72	4,435,000
4,265,000	Port of Seattle Rev. Bonds, Ser. 2001B, 3.37% due 9/7/06 (LOC: Bank of America, N.A.)	3.37	4,265,000
18,750,000	Public Power Supply Rev. Bonds (MERLOT) 3.45%, put 2/1/07 (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.45	18,750,000
9,400,000	Tacoma Rev. Bonds, CP Notes, 3.65%, due 9/7/06 (LOC: Bank of America, N.A.)	3.65	9,400,000

			74,705,000

TD ASSET MANAGEMENT USA FUNDS INC.
MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

PRINCIPAL	ANNUALIZED
AMOUNT	YIELD (%)	VALUE

WISCONSIN—0.9%
$ 3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.88% (LOC: Bank One, N.A.) (Note A)	3.88	$ 3,000,000
1,790,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.88% (LOC: Bank One, N.A.) (Note A)	3.88	1,790,000
1,800,000	Middleton-Cross Plains Area School BANS, 4.00%, due 12/1/06	3.74	1,801,522

6,591,522

	TOTAL MUNICIPAL OBLIGATIONS		734,858,776
(cost $734,858,776)†—99.7%

	OTHER ASSETS AND LIABILITIES, NET—0.3%		3,526,632

	NET ASSETS—100.0%		$ 738,385,408

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2006, these securities amounted to $186,291,188 or 25.2% of the net assets. These securities have been deemed liquid by the Investment Adviser pursuant to procedures adopted by the Board of Directors.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

BANS	Bond Anticipation Notes
CDA	Community Development Administration
COP	Certificates of Participation
CP	Commercial Paper
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
FSA	Financial Security Assurance
GIC	Guarranty Investment Contract
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCR	Pollution Control Revenue Bond
TANS	Tax Anticipation Note
TRANS	Tax & Revenue Anticipation Note

  For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—91.5%
$ 3,200,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 3.72% (LOC: Allied Irish Banks, PLC) (Note A)	3.72	$ 3,200,000
8,200,000	ABAG Fin. Auth. Rev. Bonds (Paragon Apts.) 3.67% (LOC: Comerica Bank) (Note A)	3.67	8,200,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts), Ser. CMC1, 3.70% (LIQ: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.70	9,000,000
3,745,000	Baldwin Park COP, 3.70% (LOC: Allied Irish Banks, PLC) (Note A)	3.70	3,745,000
885,000	Coronado CDA Rev. Bonds, 5.10%, due 9/1/06 (Insured: FSA)	3.75	885,948
8,000,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 3.58% (LIQ: Dexia Credit Finance) (Note A)	3.58	8,000,000
7,049,000	Dept. of Water Resources Rev. Bonds, 3.53%, due 9/7/06 (LIQ: Landesbank Hessen-Theuringen GZ)	3.53	7,049,000
2,500,000	Dept. of Water Resources Rev. Bonds, 3.55%, due 8/31/06 (LIQ: Landesbank Hessen-Theuringen GZ)	3.55	2,500,000
5,860,000	Econ. Rec. Bonds, Ser. C16, 3.57% (LIQ: Dexia Credit Local) (Note A)	3.57	5,860,000
25,803,649	FHLMC MFC Rev. Bonds, Ser. M001, 3.74% (LIQ: FHLMC) (Notes A, B)	3.74	25,803,649
10,911,124	FHLMC MFC Rev. Bonds, Ser. M007, 3.74% (LIQ: FHLMC) (Notes A, B)	3.74	10,911,124
2,985,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 3.73% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.73	2,985,000
4,000,000	GO Bonds, Ser. A1, 3.54% (LOC: Fortis Bank)	3.54	4,000,000
14,000,000	Golden Gate Bridge & Highway Rev. Bonds, 3.30%, due 8/4/06 (LIQ: JPMorgan Chase Bank, N.A.)	3.30	14,000,000
3,560,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 3.73% (LOC: Comerica Bank, N.A.) (Note A)	3.73	3,560,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 3.69% (LOC: Wells Fargo Bank, N.A.) (Note A)	3.69	1,500,000
10,000,000	Infrastructure & EDR Bonds (Salvation Army Western Territory) 3.40%, due 11/13/06 (LOC: Bank of America, N.A.)	3.40	10,000,000
1,825,000	Infrastructure & EDR Bonds, Ser. A, 3.73% (LOC: Comerica Bank, N.A.) (Note A)	3.73	1,825,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 3.64% (LOC: FNMA) (Note A)	3.64	7,700,000
8,000,000	Lancaster Redev. Agency Rev. Bonds 3.68% (LIQ: Lehman Brothers Holding Inc.) (Notes A, B)	3.68	8,000,000
19,000,000	Livermore Redev. Agency Hsg. Rev. Bonds, 3.64% (LOC: FHLB) (Note A)	3.64	19,000,000
11,649,000	Los Angeles Cty. Metropolitan Transportation Rev. Bonds, 3.60%, due 11/3/06 (LOC: Dexia Credit Local, BNP Paribas)	3.60	11,649,000
9,500,000	Los Angeles Dept. of Water & Power Rev. Bonds, Ser. B1, 3.59% (SBPA: Bank of America, N.A., Bayerische Landesbank GZ, JPMorgan Chase Bank, Dexia Credit Local, State Street Bank, Landesbank Baden-Wurttemburg, WestLB) (Note A)	3.59	9,500,000
9,490,000	Los Angeles Harbor Dept. Rev. Bonds (MERLOT), 3.73% (LIQ: Bank of New York) (Notes A, B)	3.73	9,490,000
5,000,000	Los Angeles Municipal Imp. Auth. Rev. Bonds CP Notes, 3.58%, due 8/9/06 (LOC: Bank of America, N.A.)	3.58	5,000,000
4,970,000	Los Angeles USD GO Bonds (MERLOT), Ser. B12, 3.68% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.68	4,970,000
7,000,000	Los Angeles Wastewater Sys. Rev. Bonds, (Eagle Trust), 3.68%, (LIQ: Citigroup, N.A.) (Notes A, B)	3.68	7,000,000
6,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. A, 3.57% (LIQ: FGIC) (Note A)	3.57	6,000,000
5,000,000	Northern CA Transmission CP Notes, 3.30%, due 9/6/06 (LIQ: WestLB AG)	3.30	5,000,000
700,000	Ontario IDA Rev. Bonds (Winsford Partners ), Ser. A, 3.68% ( LOC: Citigroup, N.A.) (Note A)	3.68	700,000
10,000,000	Port of Oakland CP Notes, Ser. D, 3.58%, due 10/5/06 (LOC: BNP Paribas, Lloyds Bank)	3.58	10,000,000
2,175,000	Public Works Rev. Bonds (Putters 610) 3.67% (LIQ: JPMorgan Chase Bank) (Notes A, B)	3.67	2,175,000
2,800,000	Riverside Cty. COP, 3.56%, due 8/9/06 (LOC: Bank of America, N.A.)	3.56	2,800,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT), Ser. 2000SSS, 3.68% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.68	3,910,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT), Ser. 2000 A10, 3.68% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.68	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 3.72% (LOC: Allied Irish Bank, PLC) (Note A)	3.72	1,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 3.65% (LIQ: ABN-AMRO Bank) (Notes A, B)	3.65	13,500,000
2,000,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.), Ser. 1994, 3.65% (Note A)	3.65	2,000,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.) 3.67% (LOC: Citigroup, N.A.) (Note A)	3.67	3,340,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 3.67% (LOC: Citigroup, N.A.) (Note A)	3.67	2,000,000
8,250,000	Statewide CDA Rev. Bonds (Oakwood Proj.) 3.80%, put 8/23/06 (GTY: US Treasury Bills)	3.80	8,250,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts.) 3.64% (LIQ: FNMA) (Note A)	3.64	3,600,000
3,825,000	Statewide CDA Rev. Bonds (Tyrella Gardens Apt. Proj.) 3.68% (LOC: Citigroup) (Note A)	3.68	3,825,000
8,300,000	Statewide Communities Rev. Bonds (Cathedral High School Proj.) 3.50% (LOC: Allied Irish Bank PLC) (Note A)	3.50	8,300,000

			283,733,721

	PUERTO RICO—5.7%
13,500,000	Commonwealth TOC's Trust, Ser. 2001-1, 3.65% (LIQ: Bank of New York) (Notes A, B)	3.65	13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 3.66% (LIQ: Citigroup, N.A.) (Notes A, B)	3.66	3,000,000
1,000,000	Municipal Fin. Agy. Rev. Bonds, 5.25%, due 8/1/06 (Insured: FSA)	3.40	1,000,000

			17,500,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $301,233,721)†—97.2%		301,233,721

	OTHER ASSETS AND LIABILITIES, NET—2.8%		8,769,075

	NET ASSETS—100.0%		$310,002,796

TD ASSET MANAGEMENT USA FUNDS INC.
CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2006, these securities amounted to $116,244,773 or 37.5% of net assets. These securities have been deemed liquid by the Investment Adviser pursuant to procedures adopted by the Board of Directors.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

ABAG	Association of Bay Area Governments
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MFC	Multi-Family Certificates
MUD	Municipal Urban Development
SBPA	Standby Bond Purchase Agreement
TOC	Tender Option Certificates
USD	Unified School District

  For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—92.1%
$ 5,000,000	Dorm. Auth. Rev. Bonds (Cornell University) 3.38%, due 8/9/06	3.38	$ 5,000,000
750,000	Dorm. Auth. Rev. Bonds (MERLOT), Ser. A30, 3.68% (LIQ: Wachovia Bank, N.A) (Notes A, B)	3.68	750,000
2,000,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 3.65% (LOC: Bank of New York) (Note A)	3.65	2,000,000
8,060,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 3.72% (LIQ: FNMA) (Notes A, B)	3.72	8,060,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 3.63% (LOC: Citigroup, N.A.) (Note A)	3.63	2,000,000
995,000	Environmental Facs. Rev. Bonds (Putter 613) 3.68% (LIQ: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.68	995,000
5,500,000	Environmental Quality GO Bonds, 2.95%, put 8/3/06 (LOC: WestLB AG)	3.33	5,499,867
2,000,000	Environmental Quality GO Bonds, Ser. A, 3.33%, due 9/7/06 (LOC: Bayerische Landesbank GZ & Landesbank Hessen-Theuringen GZ)	3.33	2,000,000
2,580,000	Geneva HFA Rev. Bonds (Depaul Community Facs.), Ser. A, 3.64% (LOC: FHLB) (Note A)	3.64	2,580,000
4,300,000	GO Bonds, Ser. A, 3.15%, put 8/3/06 (LOC: Dexia Credit Local)	3.15	4,300,000
10,000,000	Hempstead IDA Rev. Bonds, 3.75% (LIQ: Lehman Brothers Holdings Inc.) (Notes A, B)	3.75	10,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.), Ser. A, 3.67% (LIQ: FNMA) ( Note A)	3.67	3,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A, 3.69% (LOC: Fleet National Bank) ( Note A)	3.69	1,500,000
3,100,000	HFA Rev. Bonds (345 East 94th St. Proj.), Ser. A, 3.64% (LOC: FHLMC) (Note A)	3.64	3,100,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 3.68% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	3.68	6,600,000
5,000,000	HFA Rev. Bonds (Clinton Green South Proj.), Ser. A, 3.68% (LOC: Bank of America, N.A.) (Note A)	3.68	5,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.), Ser. A, 3.68% (LOC: FHLB) (Note A)	3.68	1,400,000
6,125,000	HFA Rev. Bonds (Normandie Court) 3.57% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	3.75	6,125,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 3.64% (LOC: FNMA) (Note A)	3.64	2,250,000
3,600,000	LGAC Rev. Bonds, 3.58% (LOC: Societe Generale) (Note A)	3.58	3,600,000
2,000,000	Long Island Power Auth. Rev. Bonds, 3.50%, due 10/10/06 (LOC: JPMorgan Chase Bank, N.A.)	3.50	2,000,000
1,735,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A11, 3.68% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.68	1,735,000
530,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A33, 3.68% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.68	530,000
4,000,000	MTA Rev. Bonds (Lehman), Ser. K3, 3.65% (LIQ: Lehman Brothers Holding, Inc.) (Notes A, B)	3.65	4,000,000
7,000,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/ MUNITOPS) 3.67% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.67	7,000,000
2,000,000	NYC GO Bonds, Ser. 1994E4, 3.63% (LOC: State Street Bank) (Note A)	3.63	2,000,000
4,200,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 3.69% (LOC: Citigroup) (Note A)	3.69	4,200,000
3,050,000	NYC HDC Rev. Bonds (East 17th St. Proj.) 3.65% (LOC: Rabobank Nederland) (Note A)	3.65	3,050,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 3.69% (LOC: Allied Irish Bank, PLC) (Note A)	3.69	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 3.67% (LOC: Wachovia Bank, N.A.) (Note A)	3.67	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 3.64% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.64	700,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 3.69% (LIQ: Citigroup, N.A.) (Notes A, B)	3.69	1,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. 1B, 3.62% (LIQ: Societe Generale) (Note A)	3.62	2,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. A, 3.62% (LIQ: Bank One, N.A.) (Note A)	3.62	2,000,000
1,700,000	Oneida Indian Nation Rev. Bonds, 3.56% (LOC: Bank of America, N.A.) (Note A)	3.56	1,700,000
970,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS), Ser. B05, 3.73% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.73	970,000
6,063,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.60%, due 9/6/06 (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Bank of New York, Bayerische Landesbank GZ, Wachovia Bank, N.A., Landesbank-Baden Wurttemburg GZ, State Street Bank)	3.60	6,063,000
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.), Ser. 1987, 3.67% (LOC: Bank of Nova Scotia) (Note A)	3.67	2,365,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust), Ser. 2000305, 3.69% (LIQ: Citigroup, N.A.) (Notes A, B)	3.69	5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (MUNITOPS), Ser. 2002-31, 3.67% (LIQ: ABN-AMRO Bank NV) (Notes A, B)	3.67	5,000,000
2,700,000	Westchester Cty. IDRB (Levister Redev.) 3.65% (LOC: Bank of New York) (Note B)	3.65	2,700,000

			132,772,867

	PUERTO RICO—5.6%
7,000,000	Commonwealth TOC's Trust, Ser. 2001-1, 3.65% (LIQ: Bank of New York) (Notes A, B)	3.65	7,000,000
1,000,000	Municipal Fin. Agy. Rev. Bonds, 5.25%, due 8/1/06 (Insured: FSA)	3.40	1,000,000

			8,000,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $140,772,867)† —97.7%		140,772,867

	OTHER ASSETS & LIABILITIES, NET—2.3%		3,335,217

	NET ASSETS—100.0%		$144,108,084

TD ASSET MANAGEMENT USA FUNDS INC.
NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2006, these securities amounted to $54,740,000 or 38.0% of net assets. These securities have been deemed liquid by the Investment Adviser pursuant to procedures adopted by the Board of Directors.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

CP	Commercial Paper
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
TOC	Tender Option Certificates

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	9/19/06

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	9/19/06

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date	9/19/06

*	Print the name and title of each signing officer under his or her signature.